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                                                               -----------------------------
                                UNITED STATES                           OMB APPROVAL
                      SECURITIES AND EXCHANGE COMMISSION       -----------------------------
                           WASHINGTON, D.C. 20549               OMB NUMBER:       3235-0456
                                                                EXPIRES:      JULY 31, 2006
                                   FORM 24F-2                   ESTIMATED AVERAGE BURDEN
                       ANNUAL NOTICE OF SECURITIES SOLD         HOURS PER RESPONSE ...... 2
                             PURSUANT TO RULE 24f-2            -----------------------------


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:

       FPA Paramount Fund, Inc.
       11400 W. Olympic Blvd, Suite 1200
       Los Angeles, CA  90064
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 2.    The name of each series or class of securities for which this Form is filed (If the
       Form is being filed for all series and classes of securities of the issuer, check the
       box but do not list series or classes):                     /X/




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 3.    Investment Company Act File Number:  811-852


       Securities Act File Number:  2-14660


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 4(a). Last day of fiscal year for which this Form is filed:

       September 30, 2004
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 4(b). / /  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 -------------------------------------------------------------------------------------------
 4(c). / /  Check box if this is the last time the issuer will be filing this Form.




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              PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
              IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                         $ 90,521,416
         the fiscal year pursuant to section 24(f):                             ------------

    (ii) Aggregate price of securities redeemed or           $  17,284,393
         repurchased during the fiscal year:                 -------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce             $ 424,764,494
         registration fees payable to the Commission:        -------------

    (iv) Total available redemption                                            -$442,048,887
         credits [add Items 5(ii) and 5(iii)]:                                  ------------

     (v) Net sales -- if Item 5(i) is greater than                              $
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ------------

  -----------------------------------------------------------------------------
    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $(351,527,471)
                                                             -------------
  -----------------------------------------------------------------------------

   (vii) Multiplier for determining registration fee                           x
         (See Instruction C.9):                                                 ------------

  (viii) Registration fee due [multiply Item 5(v) by                           =$          0
         Item 5(vii)] (enter "0" if no fee is due):                             ============

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                               +$
                                                                                ------------


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 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:


                                                                               =$
                                                                                ============


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 9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

               / /   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


  By (Signature and Title)*     /s/ J. RICHARD ATWOOD
                            -----------------------------------------------
                                    J. Richard Atwood, Treasurer
                            -----------------------------------------------

  Date   12/22/2004
       ------------------------

  *Please print the name and title of the signing officer below the signature.